Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Amortization income of intangible liabilities-charter agreements	$ 6,533	$ 3,005
Weighted average useful lives	4 years 6 months 29 days